Application of new and revised International Financial Reporting Standards	12 Months Ended
Dec. 31, 2022
Application Of New And Revised Accounting Standards [Abstract]
Application of new and revised International Financial Reporting Standards
3.
Application of new and revised International Financial Reporting Standards

3.1 New and amended Standards and Interpretations that are mandatorily effective for the current year (2022)

For the current year, the Group has applied the following new and amended Standards and Interpretations:

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Amendments to IAS 16 – Property, Plant and Equipment: Proceeds before Intended Use (effective from annual period beginning on January 1, 2022)
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Amendments to IFRS 3 – Reference to the Conceptual Framework (effective from annual period beginning on January 1, 2022)

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Annual Improvements to IFRS 9 – Financial Instruments: Clarifies which fees should be included in the 10% test for derecognition of financial liabilities (effective from annual period beginning on January 1, 2022)
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Amendments to IAS 37 – Onerous Contracts: Costs of Fulfilling a Contract (effective from annual period beginning on January 1, 2022)
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Amendments to IFRS 16 – Covid-19-related Rent Concessions beyond 30 June 2021 (effective from annual period beginning on January 1, 2022)

The adoption of such standards did not have a significant impact on the consolidated financial statements of the Group.

3.2
Standards and Interpretations in issue but not yet effective

As of December 31, 2022, the Group has not adopted the following Standards that have been issued but are not yet effective. They will be effective on or after the dates described below.

The Group does not expect any significant impact from the new or amended Standards and Interpretations mentioned below:

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Amendments to IFRS 17 – Insurance Contracts: Initial application of IFRS 17 and IFRS 9: Comparative information (effective from annual period beginning on January 1, 2023)

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Amendments to IAS 1 – Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies (effective from annual period beginning on January 1, 2023)

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Amendments to IAS 8 – Accounting Estimates and Errors: Definition of Accounting Estimates (effective from annual period beginning on January 1, 2023)

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Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction (effective from annual period beginning on January 1, 2023)
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Amendments to IAS 1 – Presentation of Financial Statements – Classification of Liabilities as Current or Non-current (effective from annual period beginning on January 1, 2024)
•
Amendments to IFRS 16 – Leases: Lease Liability in a Sale and Leaseback (effective from annual period beginning on January 1, 2024)

None of the Standards and Interpretations mentioned above will be applied before their effective date.